Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maturities of Long-term Debt [Abstract]
2026	$ 3,146
2027	2,389
2028	1,880
2029	943
2030	1,714
Thereafter	23,985
Long-term Debt	$ 34,057	$ 33,405